Provisions - Summary Of Changes In Provisions On Unused Loan Commitments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	₩ 122,155	₩ 112,554	₩ 121,535
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	0	0	0
Transfer to expected credit loss for the entire period	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net provision for (reversal of) unused amount	(9,991)	9,874	(9,044)
Business Combination		7
Others	132	(280)	63
Ending balance	112,296	122,155	112,554
Stage 1
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	63,240	65,038	74,624
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	15,522	8,006	11,771
Transfer to expected credit loss for the entire period	(2,338)	(2,704)	(1,813)
Transfer to credit-impaired financial assets	(110)	(174)	(213)
Net provision for (reversal of) unused amount	(9,005)	(6,653)	(19,394)
Business Combination		7
Others	131	(280)	63
Ending balance	67,440	63,240	65,038
Stage 2
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	55,726	43,164	45,285
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(14,965)	(7,500)	(11,024)
Transfer to expected credit loss for the entire period	3,129	3,299	1,945
Transfer to credit-impaired financial assets	(226)	(186)	(275)
Net provision for (reversal of) unused amount	871	16,949	7,233
Business Combination		0
Others	1	0	0
Ending balance	44,536	55,726	43,164
Stage 3
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	3,189	4,352	1,626
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(557)	(506)	(747)
Transfer to expected credit loss for the entire period	(791)	(595)	(132)
Transfer to credit-impaired financial assets	336	360	488
Net provision for (reversal of) unused amount	(1,857)	(422)	3,117
Business Combination		0
Others	0	0	0
Ending balance	₩ 320	₩ 3,189	₩ 4,352